28. LOSS PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continued operations - Basic numerator
Loss for the year attributable to controlling shareholders	R$ (2,115.0)	R$ (984.2)	R$ (107.8)
Continued operations - Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Loss per share basic - R$	R$ (2.60691)	R$ (1.22486)	R$ (0.13442)
Continued operations - Diluted numerator
Loss for the year attributable to controlling shareholders	R$ (2,115.0)	R$ (984.2)	R$ (107.8)
Continued operations - Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Weighted average number of outstanding shares - diluted	811,294,251	803,559,763	801,903,266
Loss per share diluted - R$	R$ (2.60691)	R$ (1.22486)	R$ (0.13442)